Financial Risk Management - Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [Line Items]
Gross assets	₩ 97,719	₩ 131,199
Gross liabilities offset	(5,446)
Net amounts presented in the statement of financial position	92,273	131,199
Amounts not offset, Financial instruments	(81,700)	(97,369)
Amounts not offset, Cash collateral	0	0
Net amount	10,573	33,830
Derivative liabilities for hedging purpose [Member]
Disclosure of offsetting of financial assets [Line Items]
Gross assets	3,284	35,334
Net amounts presented in the statement of financial position	3,284	35,334
Amounts not offset, Financial instruments	(3,284)	(5,707)
Amounts not offset, Cash collateral	0	0
Net amount		29,627
Trade receivables [member]
Disclosure of offsetting of financial assets [Line Items]
Gross assets	85,755	95,865
Gross liabilities offset	(5,010)
Net amounts presented in the statement of financial position	80,745	95,865
Amounts not offset, Financial instruments	(73,109)	(91,662)
Amounts not offset, Cash collateral	0	0
Net amount	7,636	₩ 4,203
Other Financial Assets1 [Member]
Disclosure of offsetting of financial assets [Line Items]
Gross assets	8,680
Gross liabilities offset	(436)
Net amounts presented in the statement of financial position	8,244
Amounts not offset, Financial instruments	(5,307)
Amounts not offset, Cash collateral	0
Net amount	₩ 2,937